Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Adjusted profit before tax and balance sheet data

HSBC adjusted profit before tax and balance sheet data
		Half-year to 30 Jun 2020
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income before change in expected credit losses and other credit impairment charges	1	11,251	7,000	8,178	48	26,477
– external		9,684	7,431	10,105	(743)	26,477
– inter-segment		1,567	(431)	(1,927)	791	—
of which: net interest income/(expense)		8,032	4,883	2,372	(804)	14,483
Change in expected credit losses and other credit impairment charges		(2,202)	(3,526)	(1,118)	(12)	(6,858)
Net operating income		9,049	3,474	7,060	36	19,619
Total operating expenses		(7,346)	(3,290)	(4,512)	206	(14,942)
Operating profit		1,703	184	2,548	242	4,677
Share of profit in associates and joint ventures		(8)	—	—	966	958
Adjusted profit before tax		1,695	184	2,548	1,208	5,635
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		30.1	3.3	45.2	21.4	100.0
Adjusted cost efficiency ratio		65.3	47.0	55.2	(429.2)	56.4
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		429,487	344,567	243,355	1,272	1,018,681
Interests in associates and joint ventures		425	13	136	24,226	24,800
Total external assets		814,719	549,530	1,390,006	168,543	2,922,798
Customer accounts		775,870	418,263	337,573	674	1,532,380

HSBC adjusted profit before tax and balance sheet data (continued)
		Half-year to 30 Jun 2019[2]
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	12,861	7,647	7,590	(283)	27,815
– external		10,747	8,087	10,258	(1,277)	27,815
– inter-segment		2,114	(440)	(2,668)	994	—
of which: net interest income/(expense)		8,525	5,466	2,667	(1,761)	14,897
Change in expected credit losses and other credit impairment (charges)/recoveries		(527)	(478)	(97)	14	(1,088)
Net operating income/(expense)		12,334	7,169	7,493	(269)	26,727
Total operating expenses		(7,551)	(3,258)	(4,758)	(172)	(15,739)
Operating profit/(loss)		4,783	3,911	2,735	(441)	10,988
Share of profit in associates and joint ventures		41	—	—	1,244	1,285
Adjusted profit before tax		4,824	3,911	2,735	803	12,273
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		39.3	31.9	22.3	6.5	100.0
Adjusted cost efficiency ratio		58.7	42.6	62.7	(60.8)	56.6
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		414,611	340,976	246,209	1,184	1,002,980
Interests in associates and joint ventures		451	12	14	23,046	23,523
Total external assets		729,032	506,223	1,319,642	148,668	2,703,565
Customer accounts		714,969	354,806	286,867	505	1,357,147

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

2	A change in reportable segments was made in 2Q20. Comparative data have been re-presented accordingly.

		Half-year to 31 Dec 2019[2]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	12,492	7,379	7,113	(352)	26,632
– external		10,320	7,871	9,886	(1,445)	26,632
– inter-segment		2,172	(492)	(2,773)	1,093	—
of which: net interest income/(expense)		8,769	5,409	2,533	(1,495)	15,216
Change in expected credit losses and other credit impairment charges		(829)	(684)	(61)	20	(1,554)
Net operating income/(expense)		11,663	6,695	7,052	(332)	25,078
Total operating expenses		(7,685)	(3,498)	(4,656)	(609)	(16,448)
Operating profit/(loss)		3,978	3,197	2,396	(941)	8,630
Share of profit in associates and joint ventures		11	—	—	1,019	1,030
Adjusted profit before tax		3,989	3,197	2,396	78	9,660
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		41.3	33.1	24.8	0.8	100.0
Adjusted cost efficiency ratio		61.5	47.4	65.5	(173.0)	61.8
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		428,834	336,345	240,411	1,071	1,006,661
Interests in associates and joint ventures		445	13	13	23,760	24,231
Total external assets		754,369	496,757	1,233,829	153,539	2,638,494
Customer accounts		735,301	377,691	285,954	710	1,399,656

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

2	A change in reportable segments was made in 2Q20. Comparative data have been presented accordingly.

Reported external net operating income by country
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		Half-year to
		30 Jun 2020	30 Jun 2019	31 Dec 2019
	Footnotes	$m	$m	$m
Reported external net operating income by country/territory	1	26,745	29,372	26,726
– UK		4,166	4,577	4,434
– Hong Kong		8,703	9,461	8,988
– US		2,435	2,293	2,178
– France		697	979	963
– other countries		10,744	12,062	10,163

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		Half-year to
		30 Jun 2020			30 Jun 2019				31 Dec 2019
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	1	26,477	268	26,745	27,815	681	876	29,372	26,632	281	(187)	26,726
ECL		(6,858)	—	(6,858)	(1,088)	(52)	—	(1,140)	(1,554)	(62)	—	(1,616)
Operating expenses		(14,942)	(1,585)	(16,527)	(15,739)	(453)	(957)	(17,149)	(16,448)	(228)	(8,524)	(25,200)
Share of profit in associates and joint ventures		958	—	958	1,285	39	—	1,324	1,030	—	—	1,030
Profit before tax		5,635	(1,317)	4,318	12,273	215	(81)	12,407	9,660	(9)	(8,711)	940

1	Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	At
	30 Jun 2020	31 Dec 2019
	Reported and adjusted	Adjusted	Currency translation	Reported
	$m	$m	$m	$m
Loans and advances to customers (net)	1,018,681	1,006,661	30,082	1,036,743
Interests in associates and joint ventures	24,800	24,231	243	24,474
Total external assets	2,922,798	2,638,494	76,658	2,715,152
Customer accounts	1,532,380	1,399,656	39,459	1,439,115

Adjusted profit reconciliation
		Half-year to
		30 Jun 2020	30 Jun 2019	31 Dec 2019
	Footnotes	$m	$m	$m
Adjusted profit before tax		5,635	12,273	9,660
Significant items		(1,317)	(81)	(8,711)
– customer redress programmes (revenue)		26	—	(163)
– disposals, acquisitions and investment in new businesses (revenue)		(8)	827	(59)
– fair value movements on financial instruments	1	299	50	34
– restructuring and other related costs (revenue)		(49)	—	—
– costs of structural reform	2	—	(91)	(67)
– customer redress programmes (operating expenses)		(50)	(610)	(671)
– impairment of goodwill and other intangible assets		(1,025)	—	(7,349)
– restructuring and other related costs (operating expenses)	3	(505)	(287)	(540)
– settlements and provisions in connection with legal and other regulatory matters		(5)	2	59
– currency translation on significant items			28	45
Currency translation			215	(9)
Reported profit before tax		4,318	12,407	940

1	Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.

2	Comprises costs associated with preparations for the UK’s exit from the European Union.

3	Includes impairment of software intangible assets of $173m.